Prepayments and other current assets	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and other current assets

5. Prepayments and other current assets

The following is a summary of prepayments and other current assets:

	December 31, 2024	December 31, 2025
	RMB	RMB
Deductible Value Added Tax (“VAT”)	22,382	23,135
Staff advances (i)	-	15,849
Service fees (ii)	17,239	14,781
Rental and other deposits	2,946	2,580
Others	2,869	3,714
Balance at the end of the year	45,436	60,059

(i)	Staff advances mainly consist of business expenses advanced to employees.
(ii)	Service fees mainly consist of prepayment of cloud server hosting fees, directors and officers’ insurance fees and others.